General (Variable Interest Entities) (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended									12 Months Ended			3 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Subsequent Event [Member]	Jun. 30, 2008 AerCap Partners I [Member] item	Dec. 31, 2013 AerCap Partners I [Member]	Dec. 31, 2012 Aviation Leasing Company Limited [Member]	Dec. 31, 2013 Boeing 737 Aircraft [Member] AerCap Partners I [Member] item	Dec. 31, 2013 Boeing 757 Aircraft [Member] AerCap Partners I [Member] item	Dec. 31, 2013 Boeing 767 Aircraft [Member] AerCap Partners I [Member] item	Dec. 31, 2012 Boeing 767 Aircraft [Member] AerCap Partners I [Member]	Dec. 31, 2013 China Aviation's Ownership Percentage In AerDragon [Member]	Dec. 31, 2013 China Aviation's Ownership Percentage In AerDragon [Member] Subsequent Event [Member]	Dec. 31, 2013 Credit Agricole's Ownership Percentage In AerDragon [Member]	Dec. 31, 2013 Deucalion Aviation Funds' Ownership Interest In AerCap Partners I [Member]	Dec. 31, 2013 AerCap Holdings N.V. [Member]	Jun. 30, 2008 AerCap Holdings N.V. [Member] AerCap Partners I [Member]	Dec. 31, 2012 AerCap Holdings N.V. [Member] Boeing 767 Aircraft [Member] AerCap Partners I [Member]	Jun. 30, 2008 Deucalion Aviation Funds [Member] AerCap Partners I [Member]	Dec. 31, 2012 Three Joint Ventures [Member] Boeing 767 Aircraft [Member] AerCap Partners I [Member]	Dec. 31, 2013 East Epoch Limited [Member]	Dec. 31, 2013 Equal Ownership By AerCap Holdings N.V., CA-CIB And East Epoch Limited [Member] Subsequent Event [Member]	Dec. 31, 2013 AerData [Member]	Mar. 31, 2013 AerDragon [Member] item	Dec. 31, 2013 AerDragon [Member] item	Dec. 31, 2013 AerDragon [Member] A330 Aircraft [Member] item	Dec. 31, 2013 AerDragon [Member] Boeing 737 Aircraft [Member] item	Dec. 31, 2013 Waha [Member] AerLift Leasing Jet Ltd. [Member]	Dec. 31, 2013 Waha [Member] AerLift Leasing Jet Ltd. [Member] CRJ Aircraft [Member] item	Dec. 31, 2013 Waha [Member] AerLift Leasing Ltd. [Member] item	Dec. 31, 2011 Other Joint Ventures [Member]	Dec. 31, 2010 Other Joint Ventures [Member] item	Dec. 31, 2010 Other Joint Ventures [Member] A330 Aircraft [Member] item	Dec. 31, 2010 Other Joint Ventures [Member] A320NEO Aircraft [Member] item
Variable Interest Entity [Line Items]
General Partners' Contributed Capital	$ 183.5	$ 130.0	$ 120.0	$ 223.5			$ 50.0
Ownership percentage						50.00%						50.00%	50.00%	20.30%	50.00%	20.30%					9.40%	50.00%	42.30%					50.00%		40.00%		50.00%
Number of aircraft to be delivered																									13	1	10
Number of aircraft owned	236																								20				4	8		6	3	3
Number of airlines																									9
Number of aircraft acquired					19			6	11	2														1
Senior debt facility					425.7	163.9					36.0
Subordinated debt					125.60						30.90						62.80	15.45	62.80	15.45
Number of 50% joint ventures entered into																																2
Number of seperate joint venture partners																																2
Ownership percentage sold																															50.00%
Guaranteed debt obligations	$ 308.6